Consolidated Balance Sheets Unaudited - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Current Assets
Cash and cash equivalents	$ 827,308	$ 2,329,401
Restricted cash	43,403	41,231
Short-term investment	46,296	834,303
Accounts receivable	41,414	39,347
Accounts receivable - related party	201,440	214,946
Due from related parties	65,501	67,153
Inventory, net	490,994	628,187
Advances to suppliers	303,350	392,776
Loans receivable from related parties, net - current portion	5,101,224	6,661,290
Other receivables and other current assets	1,600,731	1,039,762
Total Current Assets	8,721,661	12,248,396
Non-Current Assets
Property, plant and equipment, net	574,723	641,358
Intangible assets, net	12,010	12,393
Other non-current assets	29,521	66,784
Operating lease right of use asset	649,773	725,903
Loans receivable from related parties, net	422,439	1,631,340
Total Non-Current Assets	1,688,466	3,077,778
Total Assets	10,410,127	15,326,174
Current Liabilities
Accruals and other payables	185,465	288,333
Accounts payable – related party	7,379	6,986
Due to related parties	7,234	6,849
Convertible debenture	433,332	2,835,400
Taxes payable	2,772,318	2,652,854
Operating lease liabilities - current	390,807	374,676
Contract liability	1,475,213	1,343,442
Contract liability - related party	782,482	825,990
Total Current Liabilities	6,054,230	8,334,530
Non-Current Liabilities
Operating lease liabilities - non-current	392,196	393,509
Deferred income	216,291	236,290
Contract liability – related party non-current		150,494
Other long-term liability	137,443	130,131
Total Non-Current Liabilities	745,930	910,424
Total Liabilities	6,800,160	9,244,954
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares (8,333,333 shares authorized, $0.018 par value, 2,584,804 and 1,363,630 shares issued and outstanding as of April 30, 2023 and December 31, 2022, respectively)*	46,526	24,545
Additional paid in capital	18,835,352	15,444,233
Statutory reserve	891,439	891,439
Accumulated deficit	(15,880,079)	(9,342,111)
Accumulated other comprehensive loss	(386,400)	(1,074,299)
Total equity attributable to Jiuzi Holdings, Inc.	3,506,838	5,943,807
Non-controlling interest	103,129	137,413
Total Equity	3,609,967	6,081,220
Total Liabilities and Shareholders’ Equity	$ 10,410,127	$ 15,326,174